                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-3278
                                  ----------------------------------------------

                           NEW ALTERNATIVES FUND, INC.

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            150 BROADHOLLOW ROAD, SUITE 306, MELVILLE, NEW YORK 11747
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(Address of principal executive offices)

                           NEW ALTERNATIVES FUND, INC.
                            ATTN: DAVID J. SCHOENWALD
                         150 BROADHOLLOW ROAD, SUITE 306
                            MELVILLE, NEW YORK 11747
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 631-423-7373
                                                    ------------

Date of fiscal year end:    DECEMBER 31, 2005
                            -----------------

Date of reporting period:  SEPTEMBER 30, 2005
                           ------------------

         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and
274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule
30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The
Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form
N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street,
NW, Washington DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                           NEW ALTERNATIVES FUND, INC.
                             SCHEDULE OF INVESTMENTS
                               SEPTEMBER 30, 2005

COMMON STOCKS: 79.12%
                                                        SHARES     MARKET VALUE
                                                        ------     ------------
Alternate Energy as a Group:                36.87%
ALTERNATE ENERGY (WIND & HYDRO POWER         4.85%
PRODUCERS & WAVES:)
  Brascan                                                5,000         233,000
  ***Canadian Hydro Development (Canada)               300,000       1,369,981
  Idacorp Inc.                                          20,000         602,600
  ***Ocean Power Tech                                   15,000          27,863
  ***Renewable Energy Holdings PLC                      50,000          53,515
  **Trust Power Ltd. (New Zealand)                     150,000         612,618
                                                                  ------------
                                                                     2,899,577
                                                                  ------------
ALTERNATE ENERGY (FUEL CELL):                2.49%
  *Distributed Energy                                    1,000           8,340
  *FuelCell Energy, Inc.                               125,000       1,371,250
  ***ITM Power PLC (United Kingdom)                     30,000          40,866
  *Medis Technologies Ltd.                               2,000          35,900
  *Plug Power Inc.                                       5,000          34,000
                                                                  ------------
                                                                     1,490,356
                                                                  ------------
ALTERNATE ENERGY (SOLAR CELL):               8.18%
  ***ATS Automation (Canada)                            40,000         565,225
  ***Conergy AG                                          7,500         852,242
  *Evergreen Solar                                       1,000           9,330
  Kyocera Corp. (ADR) (Japan)                           25,000       1,750,500
  ***Phoenix Sonnenstrin AG                              5,000         108,569
  Sharp Corp. Ltd. (ADR) (Japan)                       100,000       1,450,500
  **Solarworld                                           1,000         149,753
                                                                  ------------
                                                                     4,886,119
                                                                  ------------
ALTERNATE ENERGY (WIND TURBINES/WIND        10.31%
PROJECTS):
  **Acciona (Spain)                                     24,000       2,756,110
  **Gamesa Corporation Techologica (Spain)             150,000       2,311,226
  **Vestas Wind Systems (Denmark)                       45,000       1,090,521
                                                                  ------------
                                                                     6,157,857
                                                                  ------------
ALTERNATE ENERGY (BIOMASS):                  4.43%
  **Abengoa (Spain)                                    150,000       2,647,601
                                                                  ------------
                                                                     2,647,601
                                                                  ------------
ALTERNATE ENERGY (GEOTHERMAL):               3.70%
  Ormat Technologie                                  1,000,000       2,213,000
                                                                  ------------
                                                                     2,213,000
                                                                  ------------
ALTERNATE ENERGY RELATED (BATTERIES FOR      2.91%
HYBRID AUTOMOBILES):
  Matsushita Electric (ADR) (Japan)                    100,000       1,711,000
  *Valence Technologies                                 10,000          27,100
                                                                  ------------
                                                                     1,738,100
                                                                  ------------

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2005

                                                        SHARES     MARKET VALUE
                                                        ------     ------------
Industrial  Catalysts (Fuel Cells
& CLEAN AIR):                                3.04%
  Engelhard Corp.                                       35,000         976,850
  **Johnson Matthey (United Kingdom)                    40,000         837,137
                                                                  ------------
                                                                     1,813,987
                                                                  ------------
WATER:                                       5.72%
 Aqua America                                            7,500         285,150
 Badger Meter                                           45,000       1,770,300
  ***Zenon Environmental Inc. (Canada)                  65,000       1,364,294
                                                                  ------------
                                                                     3,419,744
                                                                  ------------
ENERGY CONSERVATION:                        11.14%
 Asahi Glass Company                                     5,000         525,411
 Baldor Electric                                        50,000       1,267,500
 *Cree, Inc.                                            30,000         750,600
 *Intermagnetics General Corp.                          20,000         558,800
 *International Rectifier                               30,000       1,352,400
  Linear Technology Corp.                               30,000       1,127,700
  ***RailPower Technologies Corp. (Canada)              25,000         116,750
   Schneider Electric SA                                10,000         792,110
   *Telvent Git SA                                      15,000         164,850
                                                                  ------------
                                                                     6,656,121
                                                                  ------------
NATURAL FOODS:                               3.45%
 *SunOpta, Inc. (Canada)                               120,000         583,200
 *United Natural Foods                                  40,000       1,414,400
  *Wild Oats Markets                                     5,000          64,300
                                                                  ------------
                                                                     2,061,900
                                                                  ------------
RECYCLING:                                   0.54%
 *Caraustar Industries                                   5,000          54,900
  Commercial Metals                                      5,000         168,700
 *Kadant, Inc.                                           5,000         100,300
                                                                  ------------
                                                                       323,900
                                                                  ------------
NATURAL GAS DISTRIBUTION:                   15.95%
 Atmos Energy Corp.                                     30,000         847,500
 Equitable Resources                                    40,000       1,562,400
 KeySpan Corp.                                          20,000         735,600
 New Jersey Resources                                   25,000       1,149,500
 Piedmont Natural Gas                                   50,000       1,258,500
 South Jersey Industries                                60,000       1,748,400
 The Laclede Group                                      40,000       1,299,600
 Northwest Natural Gas                                  25,000         930,500
                                                                  ------------
                                                                     9,532,000
                                                                  ------------
OTHER (INDUSTRIAL GASES INCLUDING
HYDROGEN):                                   2.41%
 Praxair Inc.                                           30,000       1,437,900
                                                                  ------------
                                                                     1,437,900
                                                                  ------------

TOTAL COMMON STOCK (COST $37,727,130)                             $ 47,278,162
                                                                  ============

                           NEW ALTERNATIVES FUND, INC.
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                               SEPTEMBER 30, 2005

CERTIFICATES OF DEPOSITS AND
U.S. TREASURY BILLS:                        20.88%

SOCIALLY CONCERNED BANKS
  Alternatives Federal Credit Union
    Certificate of Deposit maturity10/31/05 0.50%                 $    100,000
  Chittenden Bank
    Certificate of Deposit maturity 12/03/05 2.00%                     100,000
  Community Capital Bank
    Certificate of Deposit maturity 10/31/05 1.00%                     100,000
  Self-Help Credit Union
    Certificate of Deposit maturity 11/09/05 3.73%                     100,000
  South Shore Bank
    Certificate of Deposit maturity 10/22/05 2.90%                     100,000

  U.S. Treasury Bills (at various yields maturing at various dates in October & November, 2005 maturity value $12,000,000)
   (Cost $11,955,410)                                               11,973,561
                                                                  ------------
TOTAL MARKET DEPOSITS AND TREASURY BILLS                          $ 12,473,561
                                                                  ============

Total Common Stock (79.12%)                                       $ 47,278,162
Bank Money Market and U.S. Treasury Bills (20.88%)                  12,473,561
                                                                  ------------

TOTAL INVESTMENTS (100%)                                          $ 59,751,723
                                                                  ============

*Securities for which no cash dividends were paid during
 the fiscal year.
**Foreign Exchange Securities traded on a foreign exchange.
***Foreign Exchange Securities traded on a foreign exchange
   with no cash dividend.

Item 2. Controls and Procedures.

    (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule
        30a-3(c) under the Investment Company Act of 1940, as amended (the "1940
        Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17
        CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities
        Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or
        240/15d-15(b)).
    (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act
        (17CFR 270.30a-3(d) that occurred during the registrants last quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                 CERTIFICATIONS
                                 --------------

I, David J. Schoenwald, certify that:

    1.      I have reviewed this report on Form N-Q of the New Alternatives
            Fund, Inc.;
    2.      Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
    3.      Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
    4.      The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures
            (as defined in Rule 30a-3(c) under the Investment Company Act of
            1940) and internal control over financial reporting (as defined in
            Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
            (a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made know to us by others within those entities, particularly during the period in which this report is being prepared;
            (b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;
            (c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and
            (d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the
            registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and
    5.      The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the
            registrant's board of directors (or persons performing the equivalent functions):
            a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and
            (b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.

Date:  October 27, 2005                           /s/ David J. Schoenwald
-----------------------                           -----------------------
                                                  David J. Schoenwald
                                                  Principal Financial Officer
                                                  Principal Executive Officer

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)        NEW ALTERNATIVES FUND, INC.
            --------------------------------------------------------------------

                                    DAVID J. SCHOENWALD
                                    PRINCIPAL FINANCIAL OFFICER
                                    PRINCIPAL EXECUTIVE OFFICER
By (Signature and Title)*  /S/
                              --------------------------------------------------

Date           OCTOBER 27, 2005
    ----------------------------------------------------------------------------

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf by the registrant and in the capacities and on the dates indicated.

                                    DAVID J. SCHOENWALD
                                    PRINCIPAL FINANCIAL OFFICER
By (Signature and Title)*  /S/
                              --------------------------------------------------

Date           OCTOBER 27, 2005
    ----------------------------------------------------------------------------

                                    DAVID J. SCHOENWALD
                                    PRINCIPAL EXECUTIVE OFFICER
By (Signature and Title)*  /S/
                              --------------------------------------------------

Date           OCTOBER 27, 2005
    ----------------------------------------------------------------------------

*Print the name and title of each signing officer under his or her signature.